Fair Value Measurements and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents the balances of assets and liabilities measured at fair value on a recurring basis as of December 31, 2019:

			(dollars in millions)
	Level 1(1)	Level 2(2)	Level 3(3)	Total
Assets:
Other assets:
Fixed income securities	$—	$442	$—	$442
Interest rate swaps	—	568	—	568
Cross currency swaps	—	211	—	211
Foreign exchange forwards	—	5	—	5
Total	$—	$1,226	$—	$1,226

Liabilities:
Other liabilities:
Interest rate swaps	$—	$173	$—	$173
Cross currency swaps	—	912	—	912
Forward starting interest rate swaps	—	604	—	604
Total	$—	$1,689	$—	$1,689

The following table presents the balances of assets and liabilities measured at fair value on a recurring basis as of December 31, 2018:

			(dollars in millions)
	Level 1 (1)	Level 2 (2)	Level 3 (3)	Total
Assets:
Other assets:
Fixed income securities	$—	$405	$—	$405
Interest rate swaps	—	3	—	3
Cross currency swaps	—	220	—	220
Interest rate caps	—	14	—	14
Total	$—	$642	$—	$642

Liabilities:
Other liabilities:
Interest rate swaps	$—	$813	$—	$813
Cross currency swaps	—	536	—	536
Forward starting interest rate swaps	—	60	—	60
Interest rate caps	—	4	—	4
Total	$—	$1,413	$—	$1,413

(1) Quoted prices in active markets for identical assets or liabilities
(2) Observable inputs other than quoted prices in active markets for identical assets and liabilities
(3) Unobservable pricing inputs in the market

Schedule of Fair Value of Short-Term and Long-Term Debt, Excluding Capital Leases	The fair value of our short-term and long-term debt, excluding finance leases, was as follows:

			(dollars in millions)
At December 31,	2019		2018
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Short- and long-term debt, excluding finance leases	$110,373	$129,200	$112,159	$118,535

Notional Amounts of Outstanding Derivative Instruments
The following table sets forth the notional amounts of our outstanding derivative instruments:

		(dollars in millions)
At December 31,	2019	2018
Interest rate swaps	$17,004	$19,813
Cross currency swaps	23,070	16,638
Forward starting interest rate swaps	3,000	4,000
Interest rate caps	679	2,218
Foreign exchange forwards	1,130	600

Schedule of Cumulative Basis Adjustments for Fair Value Hedges
The following amounts were recorded in Long-term debt in our consolidated balance sheets related to cumulative basis adjustments for fair value hedges:

	(dollars in millions)
At December 31,	2019	2018
Carrying amount of hedged liabilities	$17,337	$18,903
Cumulative amount of fair value hedging adjustment included in the carrying amount of the hedged liabilities	433	(785)